SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Feb. 28, 2023
SHARE-BASED COMPENSATION
Schedule of options fair value

	For the year ended	For the year ended	For the year ended
	February 28, 2021	February 28, 2022	February 28, 2023
Risk-free interest rate(1)	0.31%‑0.51%	0.96%-1.06%	2.80%-2.88%
Expected life (years)(2)	6.25‑7.43	6.00-6.50	6.13-6.57
Expected dividend yield(3)	0%	0%	0%
Volatility(4)	35.8%‑35.9%	37.4%-58.3%	64.8%-68.4%
Fair value of options at grant date per share	$65.55 to $90.06	$4.02 to $74.82	$7.98 to $8.83
(1)	Risk-free interest rate

Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.

(2)	Expected life (years)

Assumption of the expected term were based on the vesting and contractual terms and employee demographics.

(3)	Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Volatility

The volatility assumption was estimated based on historical volatility of the Company’s share price applying the guidance provided by ASC 718.

Schedule of activities of share options

		Weighted	Weighted	Aggregate
		average	average remaining	intrinsic
	Number	exercise price	contractual	value
Share options	of shares	(US$)	life (Years)	(US$)

Outstanding as of February 28, 2022	466,425	20.00	6.54	1,049

Granted	579,661	1.54	—	—
Exercised	26,092	6.41	—	—

Outstanding as of February 28, 2023	1,019,994	9.88	7.67	14,898

Vested and expected to vest as of February 28, 2023	1,019,994	9.88	7.67	14,898
Exercisable as of February 28, 2023	390,008	17.67	5.73	3,859

Schedule of share-based compensation expense

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2021	2022	2023

Cost of revenues	$1,803	$1,134	$11,319
Selling and marketing expenses	56,609	53,850	30,662
General and administrative expenses	146,533	119,848	66,590

Total	$204,945	$174,832	$108,571

Non-vested shares - service condition
SHARE-BASED COMPENSATION
Schedule of non-vested shares

	Service Condition
	Number of	Weighted
	non-vested	average grant date
	shares	fair value

Outstanding as of February 28, 2022	8,234,467	50.55

Granted	2,891,157	11.16
Forfeited	1,343,851	43.59
Vested	2,179,432	52.33

Outstanding as of February 28, 2023	7,602,341	36.29

Non-vested shares - performance condition
SHARE-BASED COMPENSATION
Schedule of non-vested shares

	Performance Condition
	Number of	Weighted
	non-vested	average grant date
	shares	fair value

Outstanding as of February 28, 2022	359,149	164.42

Granted	7,079	195.51
Forfeited	52,238	179.43
Vested	130,577	154.37

Outstanding as of February 28, 2023	183,413	168.50